Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Socializer Messenger Platform Software	AI-Powered Travel Platform Software	Credit service Management System	Finance Management System	Other Software Package	Total
	RM	RM	RM	RM	RM	RM

Cost

At January 1, 2023	-	-	-	-	-	-
Additions	-	4,589,300	-	-	111,594	4,700,894
Currency realignment	-	-	-	-	-	-
At December 31, 2023	-	4,589,300	-	-	111,594	4,700,894
Additions	15,493,602	-	6,722,800	6,559,803	148,199	28,924,404
Written off	-	-	-	-	(11,382)	(11,382)
Currency realignment	-	(118,900)	-	-	-	(118,900)
At December 31, 2024	15,493,602	4,470,400	6,722,800	6,559,803	248,411	33,495,016

Accumulated depreciation:
At January 1 and December 31, 2023	-	-	-	-	-	-
Charges	904,326	-	-	-	25,470	929,796
Currency realignment	(17,886)	-	-	-	-	(17,886)
At December 31, 2024	886,440	-	-	-	25,470	911,910

Carrying amount:
At December 31, 2023	-	4,589,300	-	-	111,594	4,700,894
At December 31, 2024	14,607,162	4,470,400	6,722,800	6,559,803	222,941	32,583,106
At December 31, 2024 (US$)	3,267,529	1,000,000	1,503,848	1,467,386	49,870	7,288,633